Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 173.2% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd. 5.780% (US0003M + 0.860%) due 07/03/2033 ~	$82	$83

Total Corporate Bonds & Notes (Cost $70)		83

U.S. GOVERNMENT AGENCIES 161.5%
Fannie Mae
0.000% due 04/25/2043 - 10/25/2045 •	735	468
0.200% due 02/25/2043 •(a)	111	1
0.917% due 06/25/2044 •(a)	198	16
1.283% due 07/25/2044 ~(a)	43	2
1.303% due 07/25/2044 ~(a)	40	2
1.317% due 11/25/2049 •(a)	69	8
1.353% due 07/25/2052 ~(a)	43	2
1.367% due 10/25/2046 ~(a)	13	1
1.450% due 09/25/2045 ~(a)	29	1
1.501% due 03/25/2045 ~(a)	91	5
1.526% due 01/25/2045 ~(a)	29	2
1.578% due 08/25/2044 ~(a)	29	2
1.606% due 04/25/2055 ~(a)	74	4
1.723% due 08/25/2054 ~(a)	62	3
1.735% due 07/25/2045 ~(a)	157	9
1.902% due 11/25/2035 •(a)	306	20
1.933% due 08/25/2055 ~(a)	45	3
2.000% due 08/25/2042	529	440
2.242% due 01/25/2031 ~(a)	1,704	109
2.500% due 07/01/2046 - 12/01/2046	211	175
2.500% due 02/25/2051 (a)	568	93
2.944% due 07/25/2039	122	108
3.000% due 07/25/2045 - 02/01/2057	684	567
3.000% due 04/25/2046 (a)	102	12
3.500% due 03/25/2044 - 01/01/2057	394	370
3.500% due 04/25/2046 (a)	31	2
3.575% due 02/01/2026	500	495
4.000% due 06/01/2033 - 11/25/2045	757	649
4.140% due 04/01/2028	156	154
4.249% due 08/25/2050 •	114	111
4.385% due 04/01/2033	166	160
4.490% due 04/01/2033	200	195
4.500% due 09/01/2033 - 04/01/2059	908	863
4.590% due 06/01/2033	335	328
4.680% due 06/01/2030	1,480	1,472
4.700% due 04/01/2033	313	306
4.770% due 12/01/2029	90	90
4.803% due 06/25/2033 •	8	7
4.813% due 06/25/2032 •	31	31
4.853% due 11/25/2032 •	11	11
4.909% due 12/25/2036 •	289	283
4.969% due 03/25/2034 •	23	23
4.983% due 12/25/2048 •	315	309
4.999% due 08/25/2034 •	1	1
5.083% due 03/25/2049 •	214	211
5.133% due 07/25/2036 •	159	158
5.175% due 02/01/2036 •	90	91
5.183% due 03/25/2032 •	38	38
5.343% due 04/25/2037 •	211	207
5.645% due 01/01/2035 •	8	8
5.683% due 04/25/2032 •	20	20
5.795% due 12/01/2034 •	3	3
5.805% due 03/01/2035 •	3	3
5.810% due 06/01/2031	1,700	1,739
5.849% due 02/01/2035 •	12	12
5.952% due 02/01/2035 •	7	7
5.969% due 12/25/2054 •	11,659	11,746
5.982% due 01/25/2055 •	1,300	1,304
5.997% due 03/01/2035 •	3	3
6.055% due 02/01/2035 - 06/25/2054 •	1,205	1,212
6.128% due 08/01/2042 - 10/01/2044 •	223	225
6.204% due 02/01/2035 •	3	3
6.284% due 02/01/2035 - 02/01/2042 •	20	21

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	December 31, 2024 (Unaudited)

6.405% due 11/01/2035 •	7	7
6.425% due 04/01/2035 •	12	12
6.491% due 07/01/2035 •	4	4
6.500% due 01/25/2032	10	11
6.500% due 04/25/2038 (a)	11	2
6.536% due 05/01/2035 •	24	24
6.558% due 04/01/2033 •	7	7
6.565% due 09/01/2041 •	32	33
6.635% due 10/01/2028 •	1	1
6.640% due 11/01/2035 •	10	11
6.667% due 11/01/2034 •	2	2
6.673% due 05/01/2035 •	22	23
6.675% due 05/01/2035 •	1	1
6.706% due 05/25/2035 ~	22	23
6.714% due 11/01/2048 •	106	110
6.740% due 01/01/2035 •	22	22
6.774% due 10/01/2035 •	1	1
6.785% due 03/01/2035 •	1	1
6.822% due 10/01/2035 •	9	9
6.890% due 08/01/2027 •	5	5
6.916% due 05/01/2035 •	14	15
6.925% due 09/01/2034 •	20	20
7.014% due 01/01/2036 •	54	56
7.086% due 05/01/2038 •	155	162
7.102% due 10/01/2037 •	219	228
7.105% due 01/01/2035 •	4	4
7.169% due 02/01/2035 •	3	4
7.215% due 07/01/2035 •	14	15
7.241% due 01/01/2035 •	6	6
7.269% due 01/01/2035 •	13	13
7.349% due 07/01/2035 •	8	8
7.487% due 09/01/2035 •	10	10
7.755% due 10/01/2032 •	76	76
8.000% due 07/25/2034	177	188
Freddie Mac
0.000% due 05/15/2035 - 05/15/2041 •	302	272
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	894	561
0.102% due 11/15/2040 •	115	84
0.984% due 10/15/2037 ~(a)	11	1
0.987% due 05/15/2037 ~(a)	10	1
1.201% due 10/15/2037 ~(a)	6	0
1.482% due 03/15/2037 ~(a)	12	1
1.488% due 01/15/2043 •(a)	877	90
1.637% due 02/15/2038 ~(a)	20	1
1.656% due 11/15/2036 ~(a)	32	2
1.684% due 08/15/2041 ~(a)	10	1
1.695% due 11/15/2038 ~(a)	33	2
1.699% due 10/15/2041 ~(a)	25	2
1.764% due 06/15/2038 ~(a)	26	2
1.994% due 08/15/2036 ~(a)	17	1
2.000% due 11/25/2050 (a)	397	50
2.500% due 01/15/2045 - 09/01/2046	287	247
2.500% due 10/15/2052 (a)	3,258	500
3.000% due 10/01/2026 - 12/25/2046	1,906	1,706
3.050% due 03/01/2032	221	196
3.500% due 01/15/2043 - 08/15/2045 (a)	370	60
3.500% due 12/25/2046 - 12/01/2048	302	256
4.000% due 03/15/2042 - 04/01/2048	1,512	1,388
4.000% due 09/15/2045 - 04/15/2046 (a)	786	120
4.400% due 06/01/2030	82	81
4.500% due 04/01/2039 - 04/01/2044	254	246
4.962% due 05/15/2035 •	14	14
5.000% due 09/01/2033 - 03/01/2049	985	978
5.162% due 12/15/2031 •	19	18
5.212% due 09/15/2030 - 06/15/2042 •	156	154
5.319% due 10/15/2037 - 04/15/2038 •	252	249
5.500% due 11/01/2030 - 09/01/2039	630	625
5.500% due 10/15/2035 (a)	50	7
5.669% due 07/25/2054 •	13,101	13,118
5.869% due 11/25/2054 •	9,898	9,800
5.990% due 02/01/2035 •	1	1
5.992% due 01/01/2035 •	4	4
6.000% due 08/01/2026 - 11/01/2054	2,055	2,062
6.025% due 02/25/2045 •	65	62
6.406% due 01/01/2034 •	2	2
6.461% due 03/01/2035 •	1	1
6.500% due 05/15/2028 - 03/15/2029	165	167
6.500% due 02/01/2035 •	1	1
6.504% due 02/01/2035 •	4	4
6.670% due 11/01/2031 •	4	4
6.725% due 10/01/2039 •	157	163
7.000% due 05/15/2037	381	401
7.023% due 04/01/2035 •	9	10
7.043% due 04/01/2035 •	4	5

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	December 31, 2024 (Unaudited)

7.105% due 06/01/2035 •	7	8
7.212% due 11/01/2036 •	58	60
7.267% due 08/01/2036 •	4	4
7.345% due 09/01/2034 •	71	73
7.520% due 09/01/2035 •	37	37
Freddie Mac Multifamily Structured Pass Through Certificates 4.228% due 10/25/2034 ~	800	759
Ginnie Mae
0.000% due 12/20/2036 (b)(d)	88	84
0.000% due 06/20/2042 - 12/20/2045 ~(a)	336	12
0.000% due 08/20/2045 - 09/20/2045 •	223	143
2.000% due 03/20/2043	59	47
3.000% due 02/15/2043 - 11/20/2067	3,113	2,707
3.500% due 02/15/2042 - 03/20/2052	3,320	3,007
3.500% due 08/20/2042 (a)	206	24
4.000% due 03/15/2045 - 10/20/2050	5,732	5,326
4.000% due 06/20/2045 (a)	300	61
4.070% due 01/15/2050	1,115	1,110
4.500% due 07/15/2039 - 02/20/2049	852	812
4.905% due 11/20/2067 •	286	283
5.000% due 11/20/2034 - 12/20/2048	753	746
5.066% due 05/20/2068 •	641	642
5.116% due 02/20/2068 •	5	5
5.163% due 10/20/2067 •	1,207	1,206
5.186% due 06/20/2070 •	250	247
5.196% due 05/20/2065 •	4	4
5.246% due 03/20/2061 •	8	8
5.255% due 02/20/2074 •	868	867
5.275% due 04/20/2072 •	670	663
5.395% due 04/20/2074 •	498	500
5.406% due 01/20/2065 •	26	26
5.416% due 09/20/2069 •	222	221
5.446% due 11/20/2065 •	337	336
5.486% due 09/20/2063 •	50	50
5.500% due 09/15/2033 - 12/15/2039	96	99
5.505% due 08/20/2054 - 07/20/2074 •	2,103	2,113
5.516% due 09/20/2065 •	686	685
5.566% due 01/20/2066 - 09/20/2066 •	205	204
5.605% due 12/20/2073 •	1,473	1,478
5.625% due 12/20/2072 •	406	412
5.655% due 08/20/2053 •	447	449
5.755% due 12/20/2070 •	221	223
5.766% due 04/20/2063 - 03/20/2066 •	1,244	1,250
5.816% due 07/20/2070 - 08/20/2070 •	2,412	2,450
5.916% due 03/20/2066 •	61	61
6.000% due 05/20/2042	22	23
6.016% due 10/20/2070 •	653	663
6.025% due 02/20/2073 •	1,054	1,072
6.066% due 09/20/2063 •	36	36
6.500% due 03/15/2026 - 08/15/2038	217	223
Ginnie Mae, TBA
2.000% due 01/01/2055 - 02/01/2055	12,000	9,602
2.500% due 01/01/2055 - 02/01/2055	12,000	10,024
3.000% due 02/01/2055	16,000	13,877
3.500% due 02/01/2055	5,000	4,471
4.000% due 02/01/2055	3,000	2,764
4.500% due 02/01/2055	7,000	6,616
5.000% due 02/01/2055	7,000	6,788
5.500% due 02/01/2055	4,500	4,459
6.000% due 02/01/2055	1,000	1,005
6.500% due 01/01/2055	1,000	1,017
Uniform Mortgage-Backed Security
2.500% due 06/01/2028 - 12/01/2032	515	487
3.000% due 10/01/2026 - 07/01/2050	5,221	4,739
3.500% due 12/01/2033 - 05/01/2048	8,325	7,618
4.000% due 07/01/2033 - 03/01/2048	6,817	6,455
4.500% due 07/01/2039 - 08/01/2053	4,981	4,789
5.000% due 08/01/2053 - 11/01/2054	11,954	11,609
5.500% due 09/01/2034 - 11/01/2054	40,887	40,573
6.000% due 10/01/2032 - 11/01/2054	19,873	20,170
6.500% due 11/01/2028 - 09/01/2054	1,728	1,780
7.000% due 06/01/2035 - 01/01/2055	5,000	5,190
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2040 - 02/01/2055	19,435	15,651
2.500% due 01/01/2040 - 02/01/2055	13,500	11,092
3.000% due 01/01/2040 - 02/01/2055	23,300	20,280
3.500% due 01/01/2040 - 02/01/2055	13,500	12,000
4.000% due 01/01/2055 - 03/01/2055	9,000	8,230
4.500% due 01/01/2040 - 03/01/2055	11,800	11,208
6.000% due 10/01/2054 - 02/01/2055	4,000	4,015

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	December 31, 2024 (Unaudited)

6.500% due 12/01/2054 - 02/01/2055	17,850	18,205

Total U.S. Government Agencies (Cost $362,399)		355,992

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	432	433
Banc of America Funding Trust
5.065% due 05/20/2035 •	19	17
5.100% due 01/20/2047 ~	89	75
Banc of America Mortgage Trust 5.750% due 07/20/2032 ~	1	1
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.733% due 01/25/2035 •	3	3
Citigroup Mortgage Loan Trust
5.253% due 08/25/2035 •	75	73
6.500% due 06/25/2054 ~	171	173
Commercial Mortgage Trust 5.812% due 12/15/2038 •	1,439	1,383
Countrywide Alternative Loan Trust
4.685% due 07/20/2046 •	31	26
4.873% due 05/25/2035 •	164	152
4.953% due 09/25/2046 •	407	317
4.953% due 10/25/2046 •	33	25
5.133% due 10/25/2046 •	253	183
Countrywide Home Loan Mortgage Pass-Through Trust
3.794% due 04/25/2035 ~	214	156
5.033% due 04/25/2035 •	21	20
5.133% due 03/25/2036 •	1	0
5.153% due 02/25/2036 •	1	0
5.373% due 09/25/2034 •	41	35
6.267% due 06/19/2031 ~	14	14
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.500% due 07/25/2056 ~	147	117
GreenPoint Mortgage Funding Trust
4.853% due 10/25/2046 •	116	103
4.853% due 12/25/2046 •	153	143
4.993% due 04/25/2036 •	31	27
5.133% due 10/25/2046 •	339	253
GS Mortgage Securities Corp. Trust 5.595% due 07/15/2031 •	1,100	925
GSR Mortgage Loan Trust 4.973% due 08/25/2046 •	173	38
HarborView Mortgage Loan Trust 4.961% due 03/19/2036 •	18	16
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	666	648
IndyMac INDX Mortgage Loan Trust
4.853% due 06/25/2046 •	46	39
4.853% due 11/25/2046 •	109	96
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	742	622
5.000% due 08/25/2051 •	1,908	1,771
5.353% due 11/25/2049 •	46	44
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	396	377
3.508% due 11/24/2042 «•	447	433
4.250% due 09/29/2046 «	738	712
MASTR Adjustable Rate Mortgages Trust 5.053% due 05/25/2047 •	1	1
MASTR Alternative Loan Trust 4.853% due 03/25/2036 •	958	93
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.212% due 11/15/2031 •	10	9
MFA Trust 1.381% due 04/25/2065 ~	127	122
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	370	352
OBX Trust 3.000% due 01/25/2052 ~	343	287
Residential Accredit Loans, Inc. Trust
4.399% due 08/25/2035 ~	147	56
4.853% due 12/25/2046 •	85	69
4.913% due 05/25/2037 •	16	13
4.993% due 05/25/2046 •	62	50
Sequoia Mortgage Trust
5.181% due 10/19/2026 •	8	8
5.245% due 10/20/2027 •	1	1
Structured Asset Mortgage Investments Trust 5.141% due 09/19/2032 •	3	3
Thornburg Mortgage Securities Trust 5.252% due 10/25/2046 •	28	27
Towd Point Mortgage Trust 5.453% due 05/25/2058 •	133	136

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	December 31, 2024 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
5.453% due 07/25/2044 •	29	28
5.503% due 12/25/2045 •	253	216
Washington Mutual Mortgage Pass-Through Certificates Trust 5.545% due 12/25/2046 •	102	80

Total Non-Agency Mortgage-Backed Securities (Cost $12,146)		11,001

ASSET-BACKED SECURITIES 5.8%
CMBS OTHER 0.5%
Arbor Realty Commercial Real Estate Notes Ltd. 5.862% due 11/15/2036 •	1,123	1,126

HOME EQUITY OTHER 0.6%
Aegis Asset-Backed Securities Trust 5.153% due 03/25/2035 •	146	142
Amortizing Residential Collateral Trust 5.153% due 10/25/2031 •	3	3
Centex Home Equity Loan Trust 4.753% due 01/25/2032 •	5	5
Citigroup Mortgage Loan Trust 4.773% due 12/25/2036 •	537	291
Countrywide Asset-Backed Certificates Trust
4.733% due 04/25/2047 •	68	66
4.953% due 03/25/2037 •	39	37
EMC Mortgage Loan Trust 5.953% due 08/25/2040 •	27	27
GSAA Home Equity Trust 5.053% due 03/25/2037 •	174	69
GSAMP Trust 4.713% due 12/25/2046 •	384	197
Home Equity Asset Trust 5.053% due 11/25/2032 •	3	2
HSI Asset Securitization Corp. Trust 4.593% due 01/25/2037 •	265	197
Morgan Stanley ABS Capital, Inc. Trust 4.523% due 10/25/2036 •	390	199
Saxon Asset Securities Trust 6.203% due 12/25/2037 •	157	134
United National Home Loan Owner Trust 6.910% due 03/25/2025 þ	3	4

		1,373

HOME EQUITY SEQUENTIAL 0.1%
Morgan Stanley Mortgage Loan Trust 5.173% due 04/25/2037 •	488	132

WHOLE LOAN COLLATERAL 0.3%
PRET LLC 3.721% due 07/25/2051 þ	775	773

OTHER ABS 4.3%
Anchorage Capital CLO Ltd. 6.317% due 04/20/2037 •	400	403
Apex Credit CLO Ltd. 6.417% due 04/20/2036 •	500	505
Ares CLO Ltd. 5.967% due 04/17/2033 •	500	501
Birch Grove CLO Ltd. 6.237% due 07/17/2037 •	4,700	4,749
Diameter Capital CLO Ltd. 6.266% due 04/15/2037 •	500	501
Generate CLO Ltd. 6.447% due 10/20/2036 •	500	502
KKR CLO Ltd. 6.087% due 02/09/2035 •	500	502
Marathon CLO Ltd. 5.997% due 01/20/2033 •	300	300
Palmer Square CLO Ltd. 5.937% due 04/20/2035 •	150	150
Sycamore Tree CLO Ltd. 6.297% due 01/20/2037 •	300	303
TCW CLO Ltd. 6.247% due 01/16/2037 •	500	503

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	December 31, 2024 (Unaudited)

Trinitas CLO Ltd. 5.996% due 04/25/2033 •	500	501

		9,420

Total Asset-Backed Securities (Cost $13,236)		12,824

SHORT-TERM INSTRUMENTS 0.8%
U.S. TREASURY BILLS 0.8%
4.362% due 02/06/2025 - 03/27/2025 (c)(d)	1,848	1,833

Total Short-Term Instruments (Cost $1,833)		1,833

Total Investments in Securities (Cost $389,684)		381,733

Total Investments 173.2% (Cost $389,684)		$381,733
Financial Derivative Instruments (e)(f) (0.0)%(Cost or Premiums, net $(389))		(46)
Other Assets and Liabilities, net (73.2)%		(161,304)

Net Assets 100.0%		$220,383

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is an Interest Only ("IO") or IO Strip.
(b)				Principal only security.
(c)				Coupon represents a weighted average yield to maturity.
(d)				Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (27.4)%
Ginnie Mae, TBA			4.000%	01/14/2055	$4,000	$(3,640)	$(3,658)
Uniform Mortgage-Backed Security, TBA			5.000	01/15/2055	1,000	(964)	(965)
Uniform Mortgage-Backed Security, TBA			5.000	02/01/2055	14,000	(13,696)	(13,506)
Uniform Mortgage-Backed Security, TBA			5.500	01/01/2055	42,410	(41,908)	(41,855)
Uniform Mortgage-Backed Security, TBA			6.000	02/01/2055	350	(353)	(351)

Total Short Sales (27.4)%						$(60,561)	$(60,335)

(e)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	9	$957	$(6)		$0	$(1)
U.S. Treasury 10-Year Note March Futures	03/2025	9	979	(10)		0	(2)

				$(16)		$0	$(3)

SHORT FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	33	$(7,906)	$10		$0	$0
30 Day Federal Fund January Futures	01/2025	20	(7,973)	(5)		0	0

				$5		$0	$0

Total Futures Contracts				$(11)		$0	$(3)

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	December 31, 2024 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$2,300	$(26)	$57	$31	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	5,500	(183)	287	104	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	2,300	(52)	115	63	3	0

$(261)	$459	$198	$9	$0

Total Swap Agreements	$(261)	$459	$198	$9	$0

Cash of $564 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700%	09/25/2025	22,100	$10	$24
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/26/2025	2,200	8	15

$18	$39

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Fannie Mae 5.000% due 03/01/2055	$95.828	03/06/2025	$2,000	$7	$16
Put - OTC Fannie Mae 6.000% due 03/01/2055	99.234	03/06/2025	2,000	3	7
Put - OTC Fannie Mae 6.000% due 12/01/2025	98.453	01/07/2025	1,000	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2055	99.125	02/06/2025	2,000	2	3
GSC	Put - OTC Fannie Mae 5.000% due 03/01/2055	95.797	03/06/2025	2,000	7	16
Put - OTC Fannie Mae 6.000% due 03/01/2055	98.070	03/06/2025	2,000	4	3
Put - OTC Fannie Mae 6.000% due 03/01/2055	99.094	03/06/2025	2,000	2	6
Put - OTC Fannie Mae 6.000% due 12/01/2025	98.469	01/07/2025	1,000	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2055	97.414	01/07/2025	500	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 01/01/2055	97.422	01/07/2025	1,000	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2055	99.148	02/06/2025	2,000	2	3
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2055	97.766	02/06/2025	2,000	3	6
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 01/01/2055	99.266	01/07/2025	1,000	2	0
SAL	Put - OTC Fannie Mae 6.000% due 03/01/2055	98.070	03/06/2025	2,000	4	4

$46	$64

Total Purchased Options	$64	$103

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.185%	03/06/2025	1,400	$(3)	$(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	01/07/2025	1,000	(6)	(3)
BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	03/06/2025	2,900	(14)	(32)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200	03/06/2025	1,100	(2)	(7)

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	December 31, 2024 (Unaudited)

FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.203	02/06/2025	2,500	(4)	(10)
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.417	01/09/2025	600	(1)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.500	03/06/2025	2,900	(8)	(7)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.161	02/06/2025	1,200	(3)	(8)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.142	01/07/2025	600	(2)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.412	01/09/2025	600	(1)	0

$(44)	$(77)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Fannie Mae 5.000% due 03/01/2055	$98.625	03/06/2025	$3,000	$(6)	$(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2055	94.391	02/06/2025	3,000	(6)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	99.125	01/07/2025	3,000	(4)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055	99.828	02/06/2025	4,000	(7)	(1)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	98.109	01/07/2025	6,000	(23)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	99.031	01/07/2025	2,000	(6)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	99.750	01/07/2025	2,000	(6)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055	98.414	02/06/2025	5,000	(9)	(5)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2055	94.438	02/06/2025	3,000	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055	96.531	02/06/2025	1,500	(3)	(12)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055	100.531	02/06/2025	1,500	(2)	0
MSC	Call - OTC Fannie Mae 5.000% due 03/01/2055	98.484	03/06/2025	3,000	(7)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	97.938	01/07/2025	2,000	(5)	(30)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2055	98.813	01/07/2025	5,000	(7)	0
SAL	Call - OTC Fannie Mae 5.000% due 03/01/2055	98.344	03/06/2025	3,000	(7)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2055	94.734	02/06/2025	4,000	(16)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2055	95.500	02/06/2025	4,000	(13)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2055	95.938	01/07/2025	3,000	(15)	(3)

$(148)	$(78)

Total Written Options	$(192)	$(155)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$83	$0	$83
U.S. Government Agencies	0	355,992	0	355,992
Non-Agency Mortgage-Backed Securities	0	9,479	1,522	11,001
Asset-Backed Securities
CMBS Other	0	1,126	0	1,126
Home Equity Other	0	1,373	0	1,373
Home Equity Sequential	0	132	0	132
Whole Loan Collateral	0	773	0	773
Other ABS	0	9,420	0	9,420
Short-Term Instruments
U.S. Treasury Bills	0	1,833	0	1,833

Total Investments	$0	$380,211	$1,522	$381,733

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(60,335)	$0	$(60,335)

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (Cont.)	December 31, 2024 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$9	$0	$9
Over the counter	0	103	0	103

	$0	$112	$0	$112

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(155)	0	(155)

	$0	$(158)	$0	$(158)

Total Financial Derivative Instruments	$0	$(46)	$0	$(46)

Totals	$0	$319,830	$1,522	$321,352

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Notes to Financial Statements (Cont.)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Notes to Financial Statements (Cont.)

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of December 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Acquired Fund invested in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Manager, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Manager. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated fund for the period ended December 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$ 1,811	$ 31,830	$ (33,641)	$ 0	$ 0	$ 0	$ 0	$ 0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for

more information.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co. LLC.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	MYC	Morgan Stanley Capital Services LLC
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
USD	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap